Fair Value - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line items]
Available-for-sale (AFS)	€ 99,884	€ 99,580
Weighted average own credit spread used in the valuations of embedded derivatives in insurance contracts	0.23%	0.25%
Discount rates converge linearly	10
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30 years.
The Netherlands [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate	3.65%
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets designated at fair value through profit or loss	€ 0
Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Years during which forward interest rates were implied by the market	30 years
Top of range [member] | United States [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Ultimate forward rate	3.55%
Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Years during which forward interest rates were implied by the market	20 years
Credit spread [member] | Weighted average [member] | Corporate bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Interest rate	0.00%
Tax credit investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Discount rate used in valuation of tax credit investments	7.10%	6.60%
Net asset value [member] | Recurring fair value measurement [member] | Federal Home Loan Bank shares [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Available-for-sale (AFS)	€ 112	€ 93